INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost and fair value of debt securities, by contractual maturity (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Held To Maturity Securities, Debt Maturities, Amortized Cost Basis, Rolling Maturity [Abstract]
Due within one year	$ 3,000	$ 1,000
Due after one through five years	2,000	4,000	11,000
Due after five through ten years	11,498	13,498	49,960
Due after ten years	55,434	25,977	26,748
Total	71,932	44,475	87,708
Held-to-maturity Securities, Debt Maturities, Fair Value, Rolling Maturity [Abstract]
Due within one year	3,021	1,006
Due after one through five years	2,007	4,050	11,110
Due after five through ten years	12,028	14,177	50,658
Due after ten years	55,576	26,566	27,316
Total	72,632	45,799	89,084
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Rolling Maturity [Abstract]
Due within one year
Due after one through five years
Due after five through ten years	2,998	2,999	2,999
Due after ten years	16,987	10,995	6,361
Total	19,985	13,994	9,360
Available-for-sale Securities, Debt Maturities, Fair Value, Rolling Maturity [Abstract]
Due within one year
Due after one through five years
Due after five through ten years	3,062	3,081	3,098
Due after ten years	16,895	11,022	6,326
Total	$ 19,957	$ 14,103	$ 9,424